Shareholder Report, Average Annual Return (Details) 190428_GuideMark Core Fixed Income Fund_RS Class_TSR Annual {RS Shares}	1 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
RS Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GuideMark Core Fixed Income Fund RS Shares
Average Annual Return, Percent	0.05%
Bloomberg U.S. Aggregate Bond Index_
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	0.12%